Lease Liabilities (Details 2) - USD ($)			1 Months Ended	3 Months Ended
	Apr. 09, 2019	Nov. 10, 2017	Oct. 30, 2018	Oct. 31, 2019
Lessee, Lease, Description [Line Items]
Frequency of periodic payment			Monthly
Operating lease, right-of-use asset and increase in lease liabilities				$ 1,187,116
Discount rate for present value of future lease payments				12.00%
Lease expense				$ 56,704
NMG
Lessee, Lease, Description [Line Items]
Description for lease option to extend	The Company has one option to extend the lease for an additional three-year term	The Company has four options to extend the lease and each option is for five years.
Periodic rent payable, amount	$ 6,026	$ 12,500
Frequency of periodic payment		monthly		monthly
Common area expenses	1,129
Monthly rent and common area expenses	$ 7,156	$ 12,875
Percentage of increased minimum monthly rent				2.00%